INFORMATION ON BUSINESS SEGMENTS (Details) (USD $)	12 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 Parent	Jun. 30, 2011 Parent	Jun. 30, 2012 FarmsMember	Jun. 30, 2011 FarmsMember	Jun. 30, 2012 WaterMember	Jun. 30, 2011 WaterMember	Jun. 30, 2012 DiscontinuedOperationsMember	Jun. 30, 2011 DiscontinuedOperationsMember	Jun. 30, 2012 TotalOperationsMember	Jun. 30, 2011 TotalOperationsMember
Revenue
Assessments							$ 48
Farm revenue
Water revenue						36				36
Other & misc.						11				11
Less: direct cost of revenue
Gross Margin						47	48			47	48
Total Operating Expenses		3,618	(2,409)	647	(248)	495	(228)			4,760	(2,885)
Total Other Income/(Expense)		1,024	(37)	646	(100)	223	(426)			1,893	(563)
Net (Loss) Income from continuing operations before income taxes		(4,642)	(2,446)	(1,293)	(348)	(671)	(606)			(6,606)	(3,400)
Income Taxes (Expense)/Credit
Net Income (Loss) from continuing operations		(4,642)	(2,446)	(1,293)	(348)	(671)	(606)			(6,606)	(3,400)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business	(6,061,000)								(31)		(31)
Income tax benefit
Loss on discontinued operations									(31)		(31)
Non-controlling interest						4	(24)			4	(24)
Net (Loss) Income		(4,642)	(2,446)	(1,293)	(348)	(675)	(630)		(31)	(6,610)	(3,455)
Segment assets		$ 1,959	$ 888	$ 9,135	$ 1,002	$ 27,254	$ 29,497		$ 10	$ 38,348	$ 31,397